July 19, 2007

DREYFUS FOUNDERS FUNDS

Supplement to Prospectuses dated May 1, 2007

(as previously supplemented)

The following information supersedes and replaces any contrary information contained in the Prospectuses under the caption “Management”:

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation. As a result, Founders Asset Management LLC (“Founders”), the Funds’ investment adviser, previously an indirect wholly-owned subsidiary of Mellon Financial Corporation, is now an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation.

Founders is a wholly-owned subsidiary of MBSC Securities Corporation, which is a wholly-owned subsidiary of The Dreyfus Corporation (“Dreyfus”). Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation, a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

July 19, 2007

DREYFUS FOUNDERS FUNDS

Supplement to Statement of Additional Information dated May 1, 2007

(as previously supplemented)

The following information supersedes and replaces any contrary information contained in the Statement of Additional Information:

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation (“BNY Mellon”). Founders Asset Management LLC (“Founders”), the Funds’ investment adviser, previously an indirect wholly-owned subsidiary of Mellon Financial Corporation, is now an indirect wholly-owned subsidiary of BNY Mellon. BNY Mellon is a global financial services company incorporated under Delaware law in 2007 and registered under the Federal Bank Holding Company Act of 1956, as amended. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services.

BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Funds. Founders has informed management of the Funds that in making its investment decisions it does not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.